Subsequent events	6 Months Ended
Jun. 30, 2020
Subsequent events
Subsequent events

Note 22 – Subsequent events

Bank loan

On July 9, 2020, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2.7 million (RMB 19.3 million) for one year with annual interest rate of 4.85%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was guaranteed by Tantech Bamboo, three related parties, Lishui Jiuanju Commercial Trade Co., Ltd., Forasen Group Ltd., Zhejiang Meifeng Tea Industry Co., Ltd.; and three individual related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and his relative, Aihong Wang.